Acquisitions	9 Months Ended
Sep. 30, 2018
LandStar Inc. and Subsidiaries [Member]
Acquisitions

NOTE 3: ACQUISITIONS

Data443 Risk Mitigation, Inc. Acquisition

During June 2018, the Company acquired Data443 through a share exchange whereby the outstanding common stock in Data443, which was wholly owned by Mr. Jason Remillard (“Mr. Remillard”), sole director and sole officer of the Company, was exchanged for shares of common stock of the Company. The total consideration issued for the acquisition of Data443 was as follows:

(a)	100,000,000 shares of the Company’s common stock, valued at $1,220,000, and

(b)	On the 18-month anniversary of the closing of the share exchange (the “Earn Out Date”), an additional 100,000,000 shares of the Company’s common stock (the “Earn Out Shares”), valued at $1,220,000, provided that Data443 has at least an additional $1,000,000 in revenue by the Earn Out Date (not including revenue directly from acquisitions).

None of the shares of common stock to be issued to Mr. Remillard under the share exchange have been issued. As such, none of said shares are included as part of the issued and outstanding shares. However, these shares, including the Earn Out Shares, have been recorded as common shares issuable within the condensed consolidated financial statements as of September 30, 2018.

As the transaction was a business combination among entities under common control, the Company recorded the assets and liabilities of Data443 at carrying value, as though the transaction occurred at the beginning of the applicable period, or January 1, 2018. The following table summarizes the carrying value of the liabilities assumed as of January 1, 2018:

Carrying value of liabilities assumed:
Accounts payable	$27,232
Net carrying value acquired	$(27,232)

Myriad Software Productions, LLC Acquisition

In January 2018 the Company acquired substantially all of the assets of Myriad Software Productions, LLC (“Myriad”), which was wholly owned by Mr. Remillard. Those assets were comprised of the software program known as ClassiDocs, and all intellectual property and goodwill associated therewith. This acquisition changed the Company’s status to no longer being a “shell” under applicable securities rules. In consideration for the acquisition, the Company agreed to a purchase price of $1,500,000 comprised of the following: (i) $50,000 paid at closing, (ii) $250,000 in the form of a promissory note, and (iii) $1,200,000 in shares of common stock, valued as of the closing, which equated to 1,200,000,000 shares of Company common stock. The shares have not yet been issued and are not included as part of the issued and outstanding shares. However, these shares have been recorded as common shares issuable and included in additional paid-in capital - stock subscription within the condensed consolidated financial statements as of September 30, 2018.

As the transaction was a business combination among entities under common control, the Company recorded the assets and liabilities of Myriad at carrying value, as though the transaction occurred at the beginning of the applicable period, or January 1, 2018. The following table summarizes the carrying value of the assets acquired and liabilities assumed as of January 1, 2018:

Carrying value of operating assets acquired:
Cash	$4,478
Carrying value of liabilities assumed:
Accounts payable	116,039
Net carrying value acquired	$(111,561)

Modevity, LLC Acquisition

During October 2018, the Company entered into a letter of intent to acquire from Modevity, LLC (“Modevity”), an enterprise cloud-based data storage, protection, and workflow automation platform known as ARALOC™. Included as part of the proposed purchase, the Company would also acquire all technology, sales assets, and customers of Modevity. The total consideration for this agreement includes (i) a deposit of $50,000 which was made in July 2018 and is included in deposit within the condensed consolidated financial statements as of September 30, 2018, (ii) an additional $150,000, paid at closing, (iii) $750,000, in the form of a 10-month promissory note, and (iv) 164,533,821 shares of Company common stock.